UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC,the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

      William A Ackman     New York, NY/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $7,588,756 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-11695                     Pershing Square GP, LLC

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDER & BALDWIN HLDGS INC  COM              014481105   108019  2028529 SH       SOLE                  2028529        0        0
ALEXANDER & BALDWIN HLDGS INC  COM              014481105    86070  1616341 SH       SHARED  1                   0  1616341        0
BEAM INC                       COM              073730103   589446  9432640 SH       SHARED  1                   0  9432640        0
BEAM INC                       COM              073730103   711505 11385905 SH       SOLE                 11385905        0        0
CANADIAN PAC RY LTD            COM              13645T100   762469 10407708 SH       SHARED  1                   0 10407708        0
CANADIAN PAC RY LTD            COM              13645T100  1007485 13752180 SH       SOLE                 13752180        0        0
CITIGROUP INC                  COM NEW          172967424    16810   613298 SH       SOLE                   613298        0        0
CITIGROUP INC                  COM NEW          172967424    13341   486702 SH       SHARED  1                   0   486702        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   697453 38554638 SH       SOLE                 38554638        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   609254 33679074 SH       SHARED  1                   0 33679074        0
HOWARD HUGHES CORP             COM              44267D107   118462  1921843 SH       SHARED  1                   0  1921843        0
HOWARD HUGHES CORP             COM              44267D107   101470  1646174 SH       SOLE                  1646174        0        0
PENNEY J C INC                 COM              708160106   395922 16985050 SH       SHARED  1                   0 16985050        0
PENNEY J C INC                 COM              708160106   514935 22090721 SH       SOLE                 22090721        0        0
PROCTER & GAMBLE CO            COM              742718109   370085  6042200 SH  CALL SOLE                  6042200        0        0
PROCTER & GAMBLE CO            COM              742718109    65581  1070712 SH       SHARED  1                   0  1070712        0
PROCTER & GAMBLE CO            COM              742718109  1276787 20845496 SH       SOLE                 20845496        0        0
PROCTER & GAMBLE CO            COM              742718109   143662  2345500 SH  CALL SHARED  1                   0  2345500        0

On June 29, 2012, the Pershing Square funds were entitled to receive, but had not yet received, one share of Alexander & Baldwin, Inc. New and one share of Matson, Inc. for each share of Alexander & Baldwin Holdings, Inc. held by such funds.


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